Notes Payable (Details) - Schedule of notes payable - Ambulnz, Inc. [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Notes Payable (Details) - Schedule of notes payable [Line Items]
Equipment and financing loans payable, between 3% and 5.70% interest and maturing between July 2021 and June 2022	$ 1,030,928	$ 1,116,184	$ 1,316,408
Loan received pursuant to the Payroll Protection Program Term Note	142,667	142,667
Total notes payable	1,173,595	1,258,851	1,316,408
Less: current portion of notes payable	431,134	664,357	564,910
Total non-current portion of notes payable	$ 742,461	$ 594,494	$ 751,498